Other information (Details 3)	12 Months Ended
	Dec. 31, 2019 € / shares € / $ $ / shares yr shares	Dec. 31, 2018 € / shares € / $ $ / shares yr shares
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares	242,450	208,073
January 1
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares	0
Fair value at grant date Per option (USD)	14.45
Fair value at grant date FX rate as of grant date | € / $	.88
Fair value at grant date Per option (EUR) | € / shares	12.69
Share price at grant date (USD)	$ 26.02
Expected volatility	65.00%
Expected life (midpoint based) | yr	4.8
Risk-free rate (interpolated, U.S. sovereign strips curve)	3.00%
February 4
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares	18,450
Fair value at grant date Per option (USD)	18.17
Fair value at grant date FX rate as of grant date | € / $	.87
Fair value at grant date Per option (EUR) | € / shares	15.87
Share price at grant date (USD)	$ 32.63
Expected volatility	65.00%
Expected life (midpoint based) | yr	4.9
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.60%
May 14
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares	36,000
Fair value at grant date Per option (USD)	22.54
Fair value at grant date FX rate as of grant date | € / $	.89
Fair value at grant date Per option (EUR) | € / shares	20.08
Share price at grant date (USD)	$ 41.39
Expected volatility	65.00%
Expected life (midpoint based) | yr	4.7
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.30%
Repricing, July 3
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares	0
Fair value at grant date FX rate as of grant date | € / $	.89
Share price at grant date (USD)	$ 3.35
Expected volatility	135.00%
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.30%
Repricing, July 3 | Minimum
SummaryOfOtherInformationLineItems [Line Items]
Fair value at grant date Per option (USD)	.46
Fair value at grant date Per option (EUR) | € / shares	.40
Expected life (midpoint based) | yr	2.3
Repricing, July 3 | Maximum
SummaryOfOtherInformationLineItems [Line Items]
Fair value at grant date Per option (USD)	1.08
Fair value at grant date Per option (EUR) | € / shares	.96
Expected life (midpoint based) | yr	4.6
October 24
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares	50,000
Fair value at grant date Per option (USD)	1.96
Fair value at grant date FX rate as of grant date | € / $	.90
Fair value at grant date Per option (EUR) | € / shares	1.76
Share price at grant date (USD)	$ 2.28
Expected volatility	135.00%
Expected life (midpoint based) | yr	4.7
Risk-free rate (interpolated, U.S. sovereign strips curve)	1.65%
December 16
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares	38,000
Fair value at grant date Per option (USD)	3.07
Fair value at grant date FX rate as of grant date | € / $	.90
Fair value at grant date Per option (EUR) | € / shares	2.75
Share price at grant date (USD)	$ 3.57
Expected volatility	135.00%
Expected life (midpoint based) | yr	4.7
Risk-free rate (interpolated, U.S. sovereign strips curve)	1.79%
December 16
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares	100,000
Fair value at grant date Per option (USD)	3.07
Fair value at grant date FX rate as of grant date | € / $	.90
Fair value at grant date Per option (EUR) | € / shares	2.75
Share price at grant date (USD)	$ 3.57
Expected volatility	135.00%
Expected life (midpoint based) | yr	4.7
Risk-free rate (interpolated, U.S. sovereign strips curve)	1.79%
February 7
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares		28,002
Fair value at grant date Per option (USD)		13.79
Fair value at grant date FX rate as of grant date | € / $		0.82
Fair value at grant date Per option (EUR) | € / shares		11.24
Share price at grant date (USD)		$ 22.75
Expected volatility		73.00%
Expected life (midpoint based) | yr		4.9
Risk-free rate (interpolated, U.S. sovereign strips curve)		2.60%
May 30
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares		20,000
Fair value at grant date Per option (USD)		22.37
Fair value at grant date FX rate as of grant date | € / $		0.86
Fair value at grant date Per option (EUR) | € / shares		19.23
Share price at grant date (USD)		$ 37.85
Expected volatility		73.00%
Expected life (midpoint based) | yr		4.6
Risk-free rate (interpolated, U.S. sovereign strips curve)		2.70%
July 20
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares		54,000
Fair value at grant date Per option (USD)		19.80
Fair value at grant date FX rate as of grant date | € / $		0.86
Fair value at grant date Per option (EUR) | € / shares		16.96
Share price at grant date (USD)		$ 32.40
Expected volatility		73.00%
Expected life (midpoint based) | yr		4.9
Risk-free rate (interpolated, U.S. sovereign strips curve)		2.80%
September 21
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares		18,450
Fair value at grant date Per option (USD)		20.17
Fair value at grant date FX rate as of grant date | € / $		0.85
Fair value at grant date Per option (EUR) | € / shares		17.15
Share price at grant date (USD)		$ 33.06
Expected volatility		73.00%
Expected life (midpoint based) | yr		4.9
Risk-free rate (interpolated, U.S. sovereign strips curve)		3.00%
November 20
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares		12,621
Fair value at grant date Per option (USD)		13.39
Fair value at grant date FX rate as of grant date | € / $		0.88
Fair value at grant date Per option (EUR) | € / shares		11.75
Share price at grant date (USD)		$ 26.02
Expected volatility		65.00%
Expected life (midpoint based) | yr		4
Risk-free rate (interpolated, U.S. sovereign strips curve)		2.93%
November 20/ January 1, 2019
SummaryOfOtherInformationLineItems [Line Items]
Number of share options | shares		75,000
Fair value at grant date Per option (USD)		14.45
Fair value at grant date FX rate as of grant date | € / $		0.88
Fair value at grant date Per option (EUR) | € / shares		12.69
Share price at grant date (USD)		$ 26.02
Expected volatility		65.00%
Expected life (midpoint based) | yr		4.8
Risk-free rate (interpolated, U.S. sovereign strips curve)		3.00%